Jul. 24, 2020
Innovator ETFs Trust
(the “Trust”)

Innovator S&P 500 Buffer ETF™ – August
Innovator S&P 500 Power Buffer ETF™ – August
Innovator S&P 500 Ultra Buffer ETF™ – August
(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus
Dated March 2, 2020

July 24, 2020

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on July 31, 2020, an outcome period for each Fund will end and each Fund will commence a new outcome period that will begin on August 3, 2020 and end on July 30, 2021. Each Fund’s Cap will not be determined until the start of the new outcome period on August 3, 2020. As of July 23, 2020, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator S&P 500 Buffer ETF™ – August	BAUG	15.95% – 17.84% (15.16% – 17.05% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Power Buffer ETF™ – August	PAUG	10.23% – 11.86% (9.44% – 11.07% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Ultra Buffer ETF™ – August	UAUG	6.58% – 7.70% (5.79% – 6.91% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference
Innovator S&P 500 Buffer ETF - August
Innovator S&P 500 Buffer ETF™ – August
Innovator S&P 500 Power Buffer ETF - August
Innovator S&P 500 Power Buffer ETF™ – August
Innovator S&P 500 Ultra Buffer ETF - August
Innovator S&P 500 Ultra Buffer ETF™ – August